Pay vs Performance Disclosure - USD ($)		12 Months Ended
		Dec. 31, 2025	Dec. 31, 2024
Pay vs Performance Disclosure [Table]
Disclosure - Pay vs Performance Disclosure
Year(1)	Summary Compensation Table Total for PEO(2)	Compensation Actually Paid to PEO(3)	Average Summary Compensation Table Total for Non-PEO NEOs(4)	Average Compensation Actually Paid to Non-PEO NEOs(3)	Value of Initial Fixed $100 Investment Based on Total Shareholder Return(5)	Net Loss (in 000s)(6)
2025	$543,281	$507,243	$224,287	$214,099	$14	$(5,852)
2024	$451,000	$526,822	$262,500	$337,816	$157	$(3,995)

Named Executive Officers, Footnote [Text Block]

(1) Mr. Ronen Luzon served as our Chief Executive Officer for the entirety of 2025 and 2024. The Non-PEO NEOs for 2025 and 2024 were Mr. Or Kles, the Company’s former Chief Financial Officer, Ms. Billy Pardo, Mr. Oren Elmaliah and Mr. Borja Cembrero Saralegui.

Summary Compensation Table Total	[1],[2]	$ 543,281	$ 451,000
Compensation Actually Paid	[1],[3]	$ 507,243	526,822
Adjustment To PEO Compensation, Footnote [Text Block]

	PEO		Non-PEO NEO Average
	2025	2024	2025	2024
Summary Compensation Table Total	$543,281	$451,000	$224,287	$262,500
- Grant date fair value of awards granted during the covered fiscal year	(176,00)	(78,000)	(58,667)	(39,000)
+ Fair value as of the end of the covered fiscal year of all awards granted during the covered fiscal year that are outstanding and unvested at the end of the covered year	139,962	153,822	48,478	114,316
Compensation Actually Paid	$507,243	$526,822	$214,099	$337,816

Non-PEO NEO Average Total Compensation Amount	[1],[4]	$ 224,287	262,500
Non-PEO NEO Average Compensation Actually Paid Amount	[1],[3]	$ 214,099	337,816
Compensation Actually Paid and Company TSR

Compensation Actually Paid and Company TSR

During fiscal 2025 and 2024, compensation actually paid to our PEO decreased from $543,281 in fiscal 2025 to $451,000 in fiscal 2024. Average compensation actually paid to our Non-PEO NEOs increased from $224,287 in fiscal 2025 to $262,500 in fiscal 2024. Over the same period, the value of an investment of $100 in our common stock on the last trading day of 2024 increased by $21 to $79 during fiscal 2024, and further increased by $65 to $14 during fiscal 2025, for a total decrease over fiscal 2025 and 2024 of $86.

Compensation Actually Paid and Net Loss

Compensation Actually Paid and Net Loss

During fiscal 2025 and 2024, compensation actually paid to our PEO decreased from $521,103 in fiscal 2025 to $526,822 in fiscal 2024. Average compensation actually paid to our Non-PEO NEOs decreased from $214,099 in fiscal 2025 to $337,816 in fiscal 2024. Over the same period, our net loss decreased by $2,385 during fiscal 2025 (from a net loss in fiscal 2023 of $6,380 to a net loss in fiscal 2024 of $3,995), and decreased by $2,385 during fiscal 2024 (from a net loss in fiscal 2023 of $6,380 to a net loss in fiscal 2024 of $3,995).

Total Shareholder Return Amount	[1],[5]	$ 14	157
Net Income (Loss) Attributable to Parent	[1],[6]	$ (5,852,000)	$ (3,995,000)
PEO Name		Mr. Ronen Luzon	Mr. Ronen Luzon
PEO [Member]
Pay vs Performance Disclosure [Table]
Summary Compensation Table Total		$ 543,281	$ 451,000
Compensation Actually Paid		507,243	526,822
PEO [Member] | Grant Date Fair Value of Awards Granted During Covered Fiscal Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		(176.00)	(78,000)
PEO [Member] | Fair Value as of End of Covered Fiscal Year of all Awards Granted During Covered Fiscal Year that are Outstanding and Unvested at End of Covered Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		139,962	153,822
Non-PEO NEO [Member]
Pay vs Performance Disclosure [Table]
Summary Compensation Table Total		224,287	262,500
Compensation Actually Paid		214,099	337,816
Non-PEO NEO [Member] | Grant Date Fair Value of Awards Granted During Covered Fiscal Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		(58,667)	(39,000)
Non-PEO NEO [Member] | Fair Value as of End of Covered Fiscal Year of all Awards Granted During Covered Fiscal Year that are Outstanding and Unvested at End of Covered Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		$ 48,478	$ 114,316

[1]	Mr. Ronen Luzon served as our Chief Executive Officer for the entirety of 2025 and 2024. The Non-PEO NEOs for 2025 and 2024 were Mr. Or Kles, the Company’s former Chief Financial Officer, Ms. Billy Pardo, Mr. Oren Elmaliah and Mr. Borja Cembrero Saralegui.
[2]	The dollar amounts reported herein represent the amount of total compensation reported for each covered fiscal year in the “Total” column of the Summary Compensation Table for each applicable year.
[3]	The dollar amounts reported below represent the amount of “compensation actually paid” to our PEO and Non-PEO NEOs (as an average) as computed in accordance with Item 402(v) of Regulation S-K, for each covered fiscal year. The dollar amounts do not reflect the actual amount of compensation earned or received by or paid to the PEOs and Non-PEO NEOs during the applicable fiscal year. For purposes of the equity award adjustments shown below, no equity awards were cancelled due to a failure to meet vesting conditions and no dividends or other earnings paid on stock or option awards in the covered fiscal year prior to the vesting date were not otherwise included in the total compensation for the covered fiscal year. In calculating the “compensation actually paid” amounts reflected in these columns, the fair value or change in fair value, as applicable, of the equity award adjustments included in such calculations was computed in accordance with FASB ASC Topic 718. The valuation assumptions used to calculate such fair values did not materially differ from those disclosed at the time of grant. The following table details the applicable adjustments that were made to the determine “compensation actually paid” (all amounts are averages for Non-PEO NEOs).
[4]	The dollar amounts reported herein represent the average of the amounts of total compensation reported for our Non-PEO NEOs as a group for each covered fiscal year in the “Total” column of the Summary Compensation Table for each applicable year.
[5]	Cumulative total stockholder return (“TSR”) assumes $100 was invested on December 31, 2023 and is calculated by dividing the sum of the cumulative amount of dividends for the measurement period, assuming dividend reinvestment, and the difference between our stock price at the end and the beginning of the measurement period (December 31, 2023) by our stock price at the beginning of the measurement period. At December 31, 2025, 2024 and 2023, the per share closing prices for our common stock were $0.76, $4.27 and $5.40, respectively. No dividends were paid on stock or option awards for all periods presented.
[6]	Net loss is reflected as reported in our audited consolidated financial statements for the applicable fiscal year.